Stockholders' Equity Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Noncontrolling Interest
The following reconciliation summarizes changes in noncontrolling interest for the years ended December 31, 2014 and 2013.

	2014	2013
Balance at beginning of year	$1,183	$486
Net earnings	45	42
Allocated equity on TLLP common unit issuance	960	712
Distributions to noncontrolling interest	(96)	(59)
Amortization of TLLP equity settled awards	2	2
Additional noncontrolling interest from Rockies Natural Gas Business (a)	432	—
Transfers to (from) noncontrolling interest from (to) Tesoro related to:
TLLP’s sale of common units	(56)	—
Tesoro’s purchase of TLLP common units (b)	53	—
Other	(1)	—
Balance at end of year	$2,522	$1,183
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(a)	Represents the preliminary fair value of noncontrolling interest related to QEPM and RGS that was recognized as part TLLP’s purchase price allocation for the Rockies Natural Gas Business acquisition.

(b)
Includes the net impact of $43 million to noncontrolling interest for the ownership changes that occurred as a result of TLLP’s October Equity Offering which included the sale of common units by TLLP to both the public and Tesoro in a single offering.

Schedule of Stockholders Equity
Changes to equity during the three months ended March 31, 2015 are presented below (in millions):

	Tesoro Corporation Stockholders’ Equity	Noncontrolling Interest	Total Equity
Balance at December 31, 2014 (a)	$4,454	$2,522	$6,976
Net earnings	145	43	188
Purchases of common stock	(19)	—	(19)
Dividend payments	(54)	—	(54)
Shares issued for equity-based compensation awards (b)	6	—	6
Amortization of equity settled awards	10	—	10
Excess tax benefits from stock-based compensation arrangements, net	31	—	31
Taxes paid related to net share settlement of equity awards	(39)	—	(39)
Net proceeds from issuance of Tesoro Logistics LP common units	—	24	24
Distributions to noncontrolling interest	—	(44)	(44)
Transfers to (from) noncontrolling interest from (to) Tesoro related to:
TLLP’s sale of common units	—	(8)	(8)
Tesoro’s purchase of TLLP common units	8	—	8
Other	(1)	—	(1)
Balance at March 31, 2015 (a)	$4,541	$2,537	$7,078

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(a)	We have 5.0 million shares of preferred stock authorized with no par value per share. No shares of preferred stock were outstanding as of March 31, 2015 and December 31, 2014.

(b)
We issued approximately 0.2 million shares and less than 0.1 million shares for proceeds of $6 million and $1 million primarily for stock option exercises under our equity-based compensation plans during the three months ended March 31, 2015 and 2014, respectively.